Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [text block]
	December 31, 2017	December 31, 2016

Cash and due from banks	11,032	89,656
Interest-bearing deposits in banks	661,016	979,882
Total	672,048	1,069,538

Less:
Pledged deposits	53,241	61,812
Total cash and cash equivalents	618,807	1,007,726

Disclosure of detailed information about pledged deposits [text block]
The following table presents the details on interest-bearing deposits in banks and pledged deposits:

	December 31, 2017		December 31, 2016
	Amount	Range Interest rate	Amount	Range Interest rate
Interest-bearing deposits in banks:
Demand deposits(1)	661,016	0.25% a 1.55%	854,882	0.01% to 0.77%
Time deposits(2)	-	-	125,000	0.83% to 0.88%
Total	661,016		979,882

Pledged deposits:
New York(3)	3,000	-	2,800	-
Panama(4)	50,241	1.42%	59,012	0.66%
Total	53,241		61,812

(1)	Demand deposits with bearing interest based on the daily rates determined by banks.
(2)	Time deposits “overnight” calculated on an average interest rate.
(3)	The New York Agency had a pledged deposit with the New York State Banking Department, as required by law since March 1994.
(4)	The Bank had pledged deposits to secure derivative financial instruments transactions.